Inventories - Inventories, Net of Reserve (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 84	$ 78
Work-in-process	885	941
Finished products	367	334
Total	$ 1,336	$ 1,353